Income taxes: (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Non-capital loss carryforwards	$ 326,108	$ 701,000
Total deferred tax assets	326,108	701,000	[1]
Deferred tax assets/(liabilities)
Non-capital loss carryforwards	0	1,101,000
Research and development credits	0	922,000
Intangible assets	0	(38,720,000)
Other	0	(1,446,000)
Total deferred tax liabilities		$ 38,142,775	[1]

[1]	Restated